RELATED PARTY TRANSACTIONS AND BALANCE (Details Textual)			1 Months Ended						12 Months Ended
	Jan. 14, 2016 USD ($)	Jan. 14, 2016 CNY (¥)	Dec. 30, 2016 USD ($)	Dec. 20, 2016 USD ($)	Apr. 28, 2016 USD ($) $ / shares shares	Dec. 18, 2015 USD ($)	Dec. 18, 2015 CNY (¥)	Mar. 27, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Oct. 24, 2016 USD ($)	Oct. 24, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 02, 2015 USD ($)	Dec. 02, 2015 CNY (¥)	Mar. 27, 2015 CNY (¥)
Related Party Transaction [Line Items]
Property, Plant and Equipment, Net, Total									$ 1,406,140		$ 1,755,001
Notes Payable, Related Parties, Current									0		2,175,892
Repayments of Related Party Debt									2,858,748		1,788,050		$ 0
Stock Issued During Period, Value, New Issues									18,412,462
Operating Leases, Rent Expense									105,092		111,552		94,590
Proceeds from Related Party Debt									733,688		4,052,319		$ 0
Beijing Dehaier Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	0.80%	0.80%
Business Combination, Consideration Transferred	$ 146,032	¥ 920,000
HuNan Zhong Yi High-tech Development Co, LTD [Member]
Related Party Transaction [Line Items]
Advances on Inventory Purchases									0		875,044
Ping Chen [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties, Current								$ 660,679						$ 718,638	¥ 4,775,000		$ 3,207,180	¥ 20,000,000	¥ 4,120,000
Debt Instrument, Interest Rate, Effective Percentage								6.96%											6.96%
Debt Instrument Renewed Maturity Date								Oct. 24, 2016
Debt Instrument, Maturity Date								Mar. 27, 2016
Repayments of Related Party Debt						$ 1,603,590	¥ 10,000,000
Digital Grid Technology Co [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties, Current				$ 2,000,000
Related Party Transaction, Rate				3.50%
Proceeds from Collection of Long-term Loans to Related Parties			$ 2,002,110
Hangzhou Liaison Interactive Information Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues | shares					11,111,111
Stock Issued During Period, Value, New Issues					$ 20,000,000
Shares Issued, Price Per Share | $ / shares					$ 1.80
Premium Percentage On Closing Price					35.00%
Share Price | $ / shares					$ 1.33
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable									1,492,538
Related Party Transaction, Purchases from Related Party									497		0
Accounts Payable, Related Parties, Current									475
Beijing Dehaier Technology Limited [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties, Current											38,792					¥ 251,731
Repayments of Related Party Debt									69,253	¥ 460,151	230,976	¥ 1,440,000
Related Party Transaction, Expenses from Transactions with Related Party									9,027	59,981
Operating Leases, Rent Expense									36,120	¥ 240,000	38,496	240,000
Proceeds from Related Party Debt											184,460	¥ 1,150,000
Medical Air Compressor [Member]
Related Party Transaction [Line Items]
Property, Plant and Equipment, Net, Total									$ 0		$ 1,728,676